Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2023	Aug. 31, 2022
Cash flows from operating activities
Net loss	$ (1,524,321)	$ (1,440,362)	$ (6,317,373)	$ (5,556,627)
Adjustments for non-cash income and expenses:
Depreciation	95,369	35,126	132,170	95,158
Amortization	1,039,347	1,065,646	4,157,389	2,854,953
Beneficial conversion feature of convertible bonds				1,005,645
Property, plant and equipment impairment and abandonments			21,387
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivables	(7,490)	18,303	41,830	41,842
(Increase)/decrease in inventories	(54,528)	71,438	(11,482)	(476,477)
Decrease in deposit, prepayments, and advances to suppliers	122,057	183,110	214,159	407,895
Decrease in operating lease right-of-use assets	17,590	5,553	170,999	(525,381)
Increase/(decrease) in accounts payable and accruals	118,749	(82,046)	(45,942)	104,936
Decrease in deferred revenue	(49,986)	(79,530)	(73,003)	86,295
Decrease in operating lease liabilities	(18,518)	(30,785)	(189,830)	472,872
Decrease in other payables	(8,387)	(10,669)	(4,493)	(1,098)
Increase in amounts due to shareholders	166,652
Increase /(Decrease) in amounts due to related parties			229,794	(50,180)
Net cash used in operating activities	(103,466)	(264,216)	(1,674,395)	(1,540,167)
Cash flows from investing activity
Purchase of property and equipment	(107,725)	(1,044)	(14,189)	(561,315)
Cash used in investing activity	(107,725)	(1,044)	(14,189)	(561,315)
Cash flows from financing activities
Payments of hire purchase	(1,972)	(2,066)	(8,587)	(5,308)
Proceeds from issuance of common stock		299,055	1,068,728	185,185
Proceeds from shares to be issued			1,066,052	75,000
Proceeds from capital contribution		100	266,517	199,845
Net cash (used in)/generated from financing activities	(1,972)	297,089	2,392,710	454,722
Net (decrease)/increase in cash and cash equivalents	(213,163)	31,829	704,126	(1,646,760)
Effect of exchange rate changes	(88,001)	(17,907)	(77,381)	84,174
Cash and cash equivalents at start of period	779,049	152,304	152,304	1,714,890
Cash and cash equivalents at end of period	$ 477,885	$ 166,226	779,049	152,304
Supplemental disclosure of non-cash investing and financing information :
Common stock issued for technology-related intangible assets				83,147,767
Common stock issued for convertible bonds				$ 1,007,999